Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets And Liabilities [Abstract]
Schedule of Movements in Deferred Tax Assets

The movements in deferred tax assets during the year are as follows:

Deferred tax assets

	Amortized and accrued	Expense of share Options	Unrealised profit from intercompany	Contract liabilities	Losses available for offsetting against future taxable profits	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2019	953	90	7,487	60,387	—	68,917
Deferred tax charged to the statement of profit or loss during the year	(953)	(90)	(7,487)	(60,391)	—	(68,921)
Exchange realignment	—	—	—	4	—	4
Gross deferred tax assets at December 31, 2019 and 2020	—	—	—	—	—	—

Summary of Items with Respect to, Deferred Tax Assets have not been Recognised	Deferred tax assets have not been recognised in respect of the following items:
	2020	2019
	US$’000	US$’000
Deductible temporary differences	74,409	59,399
Tax losses	144,099	121,073
	218,508	180,472